UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/2005

FORM N-Q

Item 1. Schedule of Investments.

DREYFUSMIDCAPINDEXFUND,INC.
StatementofInvestments
July31,2005(Unaudited)

CommonStock-97.8%	Shares	Value($)

ConsumerCyclical-14.9%
Abercrombie&Fitch,Cl.A	158,110	11,391,826
AdvanceAutoParts	131,100 a	9,040,656
Aeropostale	101,485 a	3,029,327
AirTranHoldings	158,950 a	1,818,388
AlaskaAirGroup	47,237 a	1,652,350
AmericanEagleOutfitters	253,900	8,366,005
AnnTaylorStores	133,640 a	3,443,903
Applebee'sInternational	148,550	3,938,061
ArvinMeritor	128,338	2,447,406
Bandag	28,650	1,321,624
Barnes&Noble	115,690 a	4,745,604
BJ'sWholesaleClub	125,254 a	3,994,350
BobEvansFarms	64,694	1,640,640
BordersGroup	130,145	3,228,897
BorgWarner	103,385	6,013,905
BoydGaming	122,950	6,447,498
BrinkerInternational	162,366 a	6,640,769
CallawayGolf	129,895	1,947,126
CarMax	190,815 a	5,575,614
CBRLGroup	85,725	3,357,848
CDW	132,900	8,239,800
CheesecakeFactory	142,925 a	5,110,998
Chico'sFAS	330,310 a	13,248,734
Claire'sStores	181,564	4,613,541
DollarTreeStores	198,550 a	4,961,764
Fastenal	125,000	8,205,000
FederalSignal	88,563	1,549,852
FootLocker	286,790	7,169,750
FurnitureBrandsInternational	97,185	1,862,065
Gentex	285,500	5,087,610
GTECHHoldings	210,325	6,301,337
HarmanInternationalIndustries	117,140	10,068,183
HermanMiller	128,750	4,110,988
HNI	94,752	5,509,829
InternationalSpeedway,Cl.A	80,950	4,706,433
JetBlueAirways	179,750 a	3,774,750
KrispyKremeDoughnuts	113,085 a,b	815,343
Lear	122,845	5,254,081
MichaelsStores	248,180	10,175,380
ModineManufacturing	59,770	2,155,904
MohawkIndustries	108,640 a	9,540,765
NeimanMarcusGroup,Cl.A	89,650	8,830,525
99(CENTS)OnlyStores	108,195 a	1,327,553
O'ReillyAutomotive	193,400 a	6,239,084
OutbackSteakhouse	124,495	5,798,977
PacificSunwearofCalifornia	137,400 a	3,351,186
PaylessShoeSource	123,390 a	2,396,234
PetSmart	262,800	7,818,300
Pier1Imports	157,605	2,241,143
ProlianceInternational	1 a	4
Rent-A-Center	128,600 a	2,712,174
RossStores	269,500	7,141,750
RubyTuesday	117,995	2,952,235
Ruddick	82,480	2,273,149
Saks	255,770 a	5,427,439
Sotheby'sHoldings,Cl.A	88,127 a	1,322,786
ThorIndustries	83,985	3,006,663
Timberland,Cl.A	110,650 a	3,693,497
UrbanOutfitters	120,000 a	7,285,200
WholeFoodsMarket	119,600	16,326,596
Williams-Sonoma	212,225 a	9,371,856
		312,020,255

ConsumerStaples-2.8%
Blyth	64,450	1,796,866
Church&Dwight	116,214	4,363,836
DeanFoods	275,458 a	9,833,851
HormelFoods	192,335	5,695,039
J.M.Smucker	106,888	5,084,662
LancasterColony	55,249	2,443,663
PepsiAmericas	190,935	4,922,304
SensientTechnologies	86,478	1,643,947
SmithfieldFoods	183,420 a	4,790,931
TootsieRollIndustries	77,515	2,425,444
Tupperware	103,540	2,208,508
TysonFoods,Cl.A	556,735	10,377,541
Universal	46,966	2,240,278
		57,826,870

Energy-9.3%
AGLResources	141,202	5,429,217
AquaAmerica	175,405	5,625,238
CooperCameron	100,585 a	7,139,523
DenburyResources	103,900 a	4,862,520
ENSCOInternational	277,745	11,215,343
EquitableResources	111,490	7,921,364
FMCTechnologies	126,651 a	4,591,099
ForestOil	103,235 a	4,620,799
GrantPrideco	227,848 a	7,313,921
Helmerich&Payne	93,685	5,351,287
MurphyOil	320,748	17,012,474
NationalFuelGas	143,824	4,372,250
NewfieldExploration	231,370 a	9,830,911
NobleEnergy	159,362	13,148,959
ONEOK	186,715	6,525,689
Patterson-UTIEnergy	310,400	10,190,432
PioneerNaturalResources	263,625	11,422,871
PlainsExploration&Production	141,695 a	5,462,342
PogoProducing	111,640	6,143,549
PrideInternational	269,135 a	7,002,893
Questar	155,296	10,898,673
SmithInternational	194,335	13,203,120
Tidewater	111,190	4,488,740
Vectren	139,275	4,036,190
WesternGasResources	118,195	4,732,528
WGLHoldings	89,140	3,070,873
		195,612,805
HealthCare-11.7%
AdvancedMedicalOptics	118,976 a	4,945,832
ApriaHealthcareGroup	89,800 a	3,028,954
BarrPharmaceuticals	170,177 a	8,069,793
BeckmanCoulter	113,164	6,149,332
Cephalon	106,300 a	4,453,970
CharlesRiverLaboratoriesInternational	122,000 a	5,941,400
CommunityHealthSystems	124,115 a	4,792,080
Covance	115,390 a	5,717,575
CoventryHealthCare	196,618 a	13,906,791
Cytyc	208,650 a	5,207,904
DENTSPLYInternational	138,350	7,713,013
EdwardsLifesciences	108,985 a	4,999,142
Gen-Probe	92,500 a	4,078,325
HealthNet	205,940 a	7,990,472
HenrySchein	158,800 a	6,855,396
HillenbrandIndustries	107,090	5,505,497
INAMED	66,200 a	4,794,204
IntuitiveSurgical	63,600 a	4,413,840
Invitrogen	95,100 a	8,156,727
IVAX	424,257 a	10,810,068
LifePointHospitals	94,100 a	4,400,116
LincareHoldings	181,350 a	7,315,659
MartekBiosciences	58,000 a	2,528,220
MillenniumPharmaceuticals	563,162 a	5,817,463
Omnicare	192,165	8,858,807
PacifiCareHealthSystems	159,522 a	12,155,576
ParPharmaceutical	62,600 a	1,466,092
Patterson	251,600 a	11,221,360
Perrigo	163,200	2,268,480
ProteinDesignLabs	194,050 a	4,422,400
RenalCareGroup	124,440 a	5,842,458
Sepracor	191,800 a	10,040,730
STERIS	126,645	3,440,945
Techne	70,400 a	3,454,528
TriadHospitals	147,947 a	7,348,527
UniversalHealthServices,Cl.B	106,335	5,533,673
ValeantPharmaceuticalsInternational	169,450	3,343,249
Varian	62,500 a	2,341,875
VarianMedicalSystems	241,880 a	9,496,209
VCAAntech	140,100 a	3,325,974
VertexPharmaceuticals	170,350 a	2,717,082
		244,869,738

InterestSensitive-17.7%
AllmericaFinancial	97,785 a	3,813,615
AMBProperty	153,850	7,075,562
AmericanFinancialGroup	107,154	3,626,091
AmeriCredit	270,345 a	7,223,618
AmerUsGroup	71,760	3,701,381
AssociatedBanc-Corp	233,893	7,966,396
AstoriaFinancial	183,875	5,137,468
BankofHawaii	95,855	4,922,154
BISYSGroup	221,125 a	3,478,296
Brown&Brown	113,940	4,935,881
Certegy	113,160	3,917,599
CityNational	82,587	6,034,632
ColonialBancGroup	283,875	6,605,771
CommerceBancorp	296,700	10,067,031
Cullen/FrostBankers	89,230	4,470,423
DevelopersDiversifiedRealty	198,800	9,675,596
EatonVance	240,890	5,918,667
Edwards(A.G.)	141,024	6,247,363
EverestReGroup	103,185	10,050,219
FidelityNationalFinancial	316,265	12,460,841
FirstAmerican	157,305	6,913,555
FirstMerit	153,050	4,329,785
Gallagher(ArthurJ.)&Co.	170,655	4,759,568
GreaterBayBancorp	93,700	2,457,751
HCCInsuranceHoldings	191,710	5,314,201
Hibernia,Cl.A	287,295	9,716,317
HighwoodsProperties	98,330	3,112,145
HoraceMannEducators	78,500	1,568,430
HospitalityPropertiesTrust	123,440	5,480,736
IndependenceCommunityBank	142,900	5,288,729
IndyMacBancorp	114,390	4,988,548
InvestorsFinancialServices	122,300	4,209,566
JefferiesGroup	95,030	3,927,590
LaBranche&Co.	105,435 a	800,252
LeggMason	201,385	20,571,478
LibertyPropertyTrust	159,350	7,151,628
Macerich	109,200	7,668,024
Mack-CaliRealty	103,685	4,967,548
MercantileBankshares	145,501	8,095,676
MoneyGramInternational	158,055	3,325,477
NewPlanExcelRealtyTrust	188,910	5,172,356
NewYorkCommunityBancorp	447,219	8,210,941
OhioCasualty	114,635	2,928,924
OldRepublicInternational	334,510	8,784,233
PMIGroup	171,160	7,009,002
ProtectiveLife	127,445	5,551,504
RadianGroup	157,705	8,134,424
RaymondJamesFinancial	122,095	3,644,536
Rayonier	92,016	5,248,593
RegencyCenters	115,600	7,132,520
SEIInvestments	151,700	5,864,722
StanCorpFinancialGroup	51,250	4,424,925
SVBFinancialGroup	64,925 a	3,333,249
TCFFinancial	230,290 a	6,326,066
TexasRegionalBancshares,Cl.A	75,400	2,236,364
UnitedDominionRealtyTrust	250,720	6,380,824
Unitrin	106,090	5,649,292
W.R.Berkley	218,200	8,167,226
Waddell&ReedFinancial,Cl.A	153,150	2,975,704
WashingtonFederal	158,818	3,695,695
WebsterFinancial	98,430	4,744,326
WeingartenRealtyInvestors	155,100	6,092,328
WestamericaBancorporation	60,000	3,285,000
WilmingtonTrust	123,640	4,637,736
		371,606,098

ProducerGoods-15.5%
AGCO	165,505 a	3,424,298
Airgas	129,595	3,823,053
Albemarle	85,300	3,249,930
Alexander&Baldwin	80,137	4,285,727
AlliantTechsystems	67,600 a	4,934,800
ArchCoal	116,000	6,602,720
Bowater	102,395	3,461,975
Brink's	103,835	3,754,674
C.H.RobinsonWorldwide	156,800	9,810,976
Cabot	115,240	3,986,152
CarlisleCos.	56,982	3,752,835
Chemtura	426,903	6,719,453
CNF	96,385	4,972,502
Crane	101,400	3,158,610
CytecIndustries	79,100	3,589,558
Donaldson	139,466	4,543,802
DycomIndustries	89,400 a	2,181,360
EnergizerHoldings	130,850 a	8,361,315
ExpeditorsInternationalofWashington	195,200	10,745,760
Ferro	76,749	1,726,853
Flowserve	101,150 a	3,424,939
FMC	68,700 a	4,154,976
GATX	91,396	3,454,769
Glatfelter	68,450	872,737
Graco	126,645	4,841,638
GraniteConstruction	67,987	2,326,515
Harsco	76,196	4,590,809
HovnanianEnterprises,Cl.A	89,340 a	6,314,551
Hubbell,Cl.B	112,765	5,119,531
J.B.HuntTransportServices	249,400	4,895,722
JacobsEngineeringGroup	105,027 a	6,183,990
Kennametal	69,450	3,300,958
Lennar,Cl.A	264,770	17,811,078
LongviewFibre	93,486	2,092,217
Lubrizol	124,088	5,459,872
LyondellChemical	404,498	11,301,674
MartinMariettaMaterials	85,280	6,199,003
MDUResourcesGroup	216,775	6,654,992
MineralsTechnologies	37,550	2,337,112
Nordson	60,086	2,005,070
Olin	130,285	2,390,730
OverseasShipholdingGroup	63,545	3,942,967
PackagingCorpofAmerica	155,415	3,302,569
PeabodyEnergy	217,880	14,323,431
Pentair	186,040	7,473,227
Potlatch	53,050	3,066,290
PrecisionCastparts	120,936	10,881,821
QuantaServices	178,780 a	1,880,766
RPMInternational	215,083	4,032,806
RylandGroup	86,200	6,964,960
ScottsMiracle-Gro,Cl.A	50,900 a	3,990,560
Sequa,Cl.A	15,486 a	1,137,292
SonocoProducts	181,683	5,050,787
SPX	137,595	6,725,644
SteelDynamics	75,500	2,428,080
SwiftTransportation	113,650 a	2,499,163
TecumsehProducts,Cl.A	33,850	1,015,500
Teleflex	70,775	4,694,506
Thomas&Betts	109,840 a	3,709,297
TollBrothers	229,490 a	12,718,336
TrinityIndustries	77,901	2,886,232
Valspar	93,380	4,581,223
WernerEnterprises	116,350 a	2,207,159
WorthingtonIndustries	146,400	2,588,352
YellowRoadway	105,100 a	5,560,841
YorkInternational	76,900	3,285,937
		323,766,982

Services-9.5%
Acxiom	161,000	3,245,760
Adesa	163,479	3,956,192
AllianceDataSystems	122,150 a	5,199,926
AmericanGreetings,Cl.A	125,395	3,190,049
Banta	45,436	2,169,115
Belo,Cl.A	195,739	4,674,247
CareerEducation	188,000 a	7,292,520
CatalinaMarketing	86,985	2,081,551
Ceridian	274,140 a	5,737,750
ChoicePoint	165,171 a	7,201,456
CognizantTechnologySolutions,Cl.A	247,900 a	12,166,932
Copart	147,000 a	3,595,620
CorinthianColleges	166,500 a	2,286,045
CorporateExecutiveBoard	75,700	6,107,476
CSGSystemsInternational	92,150 a	1,718,598
Deluxe	92,500	3,700,000
DeVry	118,595 a	2,358,855
DSTSystems	139,050 a	7,058,178
Dun&Bradstreet	124,640 a	7,893,451
EducationManagement	125,200 a	4,350,700
EmmisCommunications,Cl.A	60,950 a	1,251,303
EntercomCommunications	77,385 a	2,454,652
FairIsaac	123,495	4,647,117
Gartner,Cl.A	158,130 a	1,639,808
HanoverCompressor	143,345 a	2,084,236
Harte-Hanks	129,880	3,532,736
Henry(Jack)&Associates	148,850	2,866,851
ITTEducationalServices	84,500 a	4,330,625
Keane	102,740 a	1,288,360
KellyServices,Cl.A	50,185 a	1,526,628
Korn/FerryInternational	64,400 a	1,281,560
LaureateEducation	90,400 a	4,095,120
LeeEnterprises	83,050	3,555,370
Manpower	164,955	7,884,849
MediaGeneral,Cl.A	43,900	3,007,150
MPSGroup	189,815 a	2,251,206
Reader'sDigestAssociation	182,265	2,959,984
Regis	82,400	3,441,024
RepublicServices	236,145	8,560,256
Rollins	90,023	1,880,580
Scholastic	68,550 a	2,534,293
Stericycle	80,900 a	4,701,908
TelephoneandDataSystems	200,135	7,975,380
Titan	156,155 a	3,605,619
UnitedRentals	132,495 a	2,464,407
ValassisCommunications	91,430 a	3,616,056
WashingtonPost,Cl.B	12,679	11,269,095
WestwoodOne	156,010	3,177,924
		199,868,518

Technology-11.3%
Activision	369,366 a	7,512,904
ADTRAN	125,500	3,358,380
AdventSoftware	48,950 a	1,176,268
AMETEK	127,484	5,252,341
Amphenol,Cl.A	161,500	7,193,210
AnteonInternational	58,800 a	2,760,660
ArrowElectronics	215,382	6,465,768
Atmel	826,800 a	1,934,712
Avnet	264,883 a	6,934,637
Avocent	90,950 a	3,170,517
CabotMicroelectronics	45,162 a	1,358,021
CadenceDesignSystems	502,290 a	8,081,846
CheckFree	155,600 a	5,268,616
CommScope	93,890 a	1,585,802
CredenceSystems	167,500 a	1,824,075
Cree	137,800 a	4,085,770
CypressSemiconductor	241,243 a	3,464,249
Diebold	130,696	6,492,977
F5Networks	68,800 a	2,901,984
FairchildSemiconductorInternational	219,175 a	3,695,290
Harris	244,580	9,066,581
Imation	61,600	2,670,360
IntegratedCircuitSystems	128,100 a	2,802,828
IntegratedDeviceTechnology	192,450 a	2,224,722
InternationalRectifier	118,090 a	5,556,134
Intersil,Cl.A	279,900	5,421,663
KEMET	158,550 a	1,328,649
LamResearch	253,750 a	7,219,187
LatticeSemiconductor	208,000 a	1,071,200
LTX	112,400 a	742,964
Macromedia	137,700 a	5,528,655
Macrovision	92,400 a	2,017,092
McAfee	297,905 a	9,354,217
McData,Cl.A	288,750 a	1,397,550
MentorGraphics	143,059 a	1,331,879
Micrel	140,750 a	1,701,667
MicrochipTechnology	381,650	11,857,866
NationalInstruments	122,400	3,359,880
Newport	73,125 a	1,001,813
Plantronics	86,150	2,942,884
Plexus	79,350 a	1,145,021
Polycom	179,400 a	2,972,658
PowerwaveTechnologies	182,450 a	2,092,702
Reynolds&Reynolds,Cl.A	105,542	2,953,065
RFMicroDevices	344,400 a	2,097,396
RSASecurity	130,350 a	1,688,033
SanDisk	331,600 a	11,214,712
Semtech	135,300 a	2,484,108
SiliconLaboratories	83,200 a	2,435,264
StorageTechnology	196,441 a	7,215,278
Sybase	164,260 a	3,495,453
Synopsys	263,100 a	4,869,981
TechData	107,600 a	4,172,728
3Com	702,400 a	2,556,736
TransactionSystemsArchitects,Cl.A	64,850 a	1,734,738
TriQuintSemiconductor	254,138 a	955,559
UTStarcom	191,300 a	1,687,266
VishayIntertechnology	329,549 a	4,620,277
WesternDigital	389,700 a	5,841,603
WindRiverSystems	144,650 a	2,472,069
ZebraTechnologies,Cl.A	131,795 a	5,140,005
		236,960,470

Utilities-5.1%
AlliantEnergy	212,749	6,190,996
Aquila	683,220 a	2,541,578
BlackHills	59,592	2,376,529
CincinnatiBell	449,950 a	2,042,773
DPL	231,630	6,392,988
DuquesneLightHoldings	141,945	2,753,733
EnergyEast	269,666	7,515,592
GreatPlainsEnergy	136,575	4,433,225
HawaiianElectricIndustries	147,953	3,984,374
IDACORP	77,233	2,428,978
LeucadiaNational	173,392	6,857,654
NortheastUtilities	236,840	5,111,007
NSTAR	195,270	5,922,539
OGEEnergy	165,151	5,017,287
PepcoHoldings	345,613	8,249,782
PNMResources	126,331	3,712,868
PugetEnergy	183,200	4,283,216
SCANA	207,779	8,732,951
SierraPacificResources	215,236 a	2,793,763
WestarEnergy	158,605	3,858,860
WisconsinEnergy	214,212	8,600,612
WPSResources	69,200	3,996,992
		107,798,297
TotalCommonStocks
(cost$1,586,341,130)		2,050,330,033

	Principal
ShortTermInvestments-2.4%	Amount($)	Value($)

RepurchaseAgreements-2.2%
GreenwichCapitalMarkets,Tri-PartyRepurchase
Agreement,3.25%,dated7/29/2005,due8/1/2005
intheamountof$46,272,529(fullycollateralizedby
$41,852,000FederalHomeLoanMortgageNotes,
4.125%-6.75%due9/15/2009-7/15/2032,value$47,185,490)	46,260,000	46,260,000
U.S.TreasuryBills-.2%
2.94%,9/1/2005	3,000,000 c	2,991,900
TotalShort-TermInvestments
(cost$49,252,457)		49,251,900

InvestmentofCashCollateralfor
SecuritiesLoaned-.0%	Shares	Value($)

RegisteredInvestmentCompany;
DreyfusInstitutionalCashAdvantagePlusFund
(cost$260,760)	260,760 d	260,760

TotalInvestments(cost$1,635,854,347)	100.2%	2,099,842,693

Liabilities,LessCashandReceivables	(.2%)	(3,532,624)

NetAssets	100.0%	2,096,310,069

a Non-incomeproducing.
b Alloraportionofthissecurityisonloan. AtJuly31,2005,thetotalmarketvalueofthe fund'ssecurityonloanis$235,010andthetotalmarketvalueofthecollateralheldis$260,760
c Partiallyheldbythesegregatedaccountascollateralforopenfinancialfutures
positions.
d Investmentinaffiliatedmoneymarketmutualfund.

Securitiesvaluationpoliciesandotherinvestmentrelateddisclosuresareherebyincorporatedbyreference
totheannualandsemi-annualreportspreviouslyfiledwiththeSecuritiesandExchangeCommission
onFormN-CSR.

DreyfusMidcapIndexFund,Inc.
StatementofFinancialFutures
July31,2005(Unaudited)

			MarketValue		Unrealized
			Coveredby		Appreciation
	Contracts		Contracts($)	Expiration	at7/31/2005($)

FinancialFuturesLong
Standard&Poor'sMidcap400E-mini		369	26,665,785	September2005	416,225
Standard&Poor'sMidcap400		69	24,931,425	September2005	1,299,650
					1,715,875

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 16, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)